Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 27,493	$ 27,001	$ 25,981	$ 25,307	$ 25,403	$ 24,866	$ 24,612	$ 24,445	$ 105,782	$ 99,326	$ 97,308
Interest expense	1,875	2,146	1,986	1,972	2,074	1,999	2,013	2,110	7,979	8,196	10,110
Net interest income	25,618	24,855	23,995	23,335	23,329	22,867	22,599	22,335	97,803	91,130	87,198
Provision for loan losses	2,650	2,100	1,100	900	1,575	1,200	1,800	2,300	6,750	6,875	10,100
Total noninterest income	7,519	7,629	7,495	7,078	7,965	7,516	7,334	7,375	29,721	30,190	29,854
Net gains (loss) on sales/calls of securities	(119)	26	0	11	643	0	(9)	30	(82)	664	1,051
Noninterest expense	22,369	22,376	23,021	22,782	22,737	22,443	22,360	22,329	90,548	89,869	91,144
Provision for federal income taxes	2,559	2,507	2,288	1,787	2,091	2,064	1,725	1,436	9,141	7,316	4,914
Net income	$ 5,559	$ 5,501	$ 5,081	$ 4,944	$ 4,891	$ 4,676	$ 4,048	$ 3,645	$ 21,085	$ 17,260	$ 10,894
Earnings per share, basic (in dollars per share)	$ 0.39	$ 0.39	$ 0.36	$ 0.35	$ 0.34	$ 0.33	$ 0.28	$ 0.26	$ 1.48	$ 1.21	$ 0.77
Earnings per share, diluted (in dollars per share)	$ 0.38	$ 0.38	$ 0.35	$ 0.34	$ 0.34	$ 0.32	$ 0.28	$ 0.26	$ 1.46	$ 1.20	$ 0.77